Financial risk management (Tables)	12 Months Ended
Jun. 30, 2025
Financial Risk Management
Schedule of group’s current credit risk grading framework

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL - not credit-impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL - credit impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of financial assets, minimum exposure to credit risk

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

	Note	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$	US$	US$
June 30, 2025
Trade receivables	12	Note 1	Lifetime ECL (simplified)	2,154,300	(462,593)	1,691,707
Other receivables	12	I	12-month ECL	105,502	-	105,502
Deposits	12	I	12-month ECL	5,324,813	-	5,324,813
					(462,593)

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

25.	Financial risk management (Continued)

a)	Credit risk (Continued)

	Note	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				S$	S$	S$
June 30, 2025
Trade receivables	12	Note 1	Lifetime ECL (simplified)	2,740,055	(588,373)	2,151,682
Other receivables	12	I	12-month ECL	134,188	-	134,188
Deposits	12	I	12-month ECL	6,772,629	-	6,772,629
					(588,373)

June 30, 2024
Trade receivables	12	Note 1	Lifetime ECL (simplified)	2,133,573	(460,413)	1,673,160
Other receivables	12	I	12-month ECL	213,644	-	213,644
Deposits	12	I	12-month ECL	90,252	-	90,252
Amount due from related parties	14	I	12-month ECL	10,557,240	-	10,557,240
					(460,413)

Schedule of credit risk

	Trade and other receivables
	Days past due
	Not past due	1 – 60 days	61 – 120 days	> 120 days	> 365 days	Total
	US$	US$	US$	US$	US$	US$

June 30, 2025
ECL rate	15%	54%	54%	59%	59%
Estimated total gross carrying amount at	632,695	770,490	192,280	303,801	255,034	2,154,300
ECL	(91,560)	(136,811)	(53,479)	(106,784)	(73,959)	(462,593)
Other receivables	-	12,391	24,763	14,267	54,081	105,502
						1,797,209

	Trade and other receivables
	Days past due
	Not past due	1 – 60 days	61 – 120 days	> 120 days	> 365 days	Total
	S$	S$	S$	S$	S$	S$

June 30, 2025
ECL rate	15%	54%	54%	59%	59%
Estimated total gross carrying amount at	804,724	979,987	244,561	386,405	324,378	2,740,055
ECL	(116,455)	(174,010)	(68,020)	(135,819)	(94,069)	(588,373)
Other receivables	-	15,760	31,496	18,146	68,786	134,188
						2,285,870

June 30, 2024
ECL rate	1.95%	2.02%	2.61%	10.54%	89.08%
Estimated total gross carrying amount at	814,544	321,783	227,123	323,323	446,800	2,133,573
ECL	(15,880)	(6,494)	(5,939)	(34,093)	(398,007)	(460,413)
Other receivables	-	-	-	-	213,644	213,644
						1,886,804

Schedule of remaining contractual undiscounted repayment obligations

The table below summarises the maturity profile of the Group’s financial assets and liabilities at the reporting date based on contractual undiscounted repayment obligations.

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	US$	US$	US$	US$
June 30, 2025
Financial assets
Trade and other receivables	7,016,520	7,016,520	7,016,520	-
Cash and cash equivalents	2,393,636	2,393,636	2,393,636	-
Total undiscounted financial assets	9,410,156	9,410,156	9,410,156	-

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

25.	Financial risk management (Continued)

c)	Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities (Continued)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	US$	US$	US$	US$
June 30, 2025 (Continued)
Financial liabilities
Trade and other payables	4,949,404	4,949,404	4,949,404	-
Lease liabilities	3,944,080	4,123,479	1,738,177	2,385,303
Amount due to related parties	1,140,266	1,140,266	1,140,266	-
Borrowings	48,251	48,251	48,251	-
Total undiscounted financial liabilities	10,082,001	10,261,400	7,876,098	2,385,303

Total net undiscounted financial assets/ (liabilities)	(671,845)	(851,244)	1,534,058	(2,385,303)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	S$	S$	S$	S$
June 30, 2025
Financial assets
Trade and other receivables	8,924,312	8,924,312	8,924,312	-
Cash and cash equivalents	3,044,466	3,044,466	3,044,466	-
Total undiscounted financial assets	11,968,778	11,968,778	11,968,778	-

Financial liabilities
Trade and other payables	6,295,147	6,295,147	6,295,147	-
Lease liabilities	5,016,475	5,244,654	2,210,787	3,033,867
Amount due to related parties	1,450,305	1,450,305	1,450,305	-
Borrowings	61,371	61,371	61,371	-
Total undiscounted financial liabilities	12,823,298	13,051,477	10,017,610	3,033,867

Total net undiscounted financial assets/ (liabilities)	(854,520)	(1,082,699)	1,951,168	(3,033,867)

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

25.	Financial risk management (Continued)

c)	Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities (Continued)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	S$	S$	S$	S$
June 30, 2024
Financial assets
Trade and other receivables	1,763,412	1,763,412	1,763,412	-
Cash and cash equivalents	1,951,053	1,951,053	1,951,053	-
Amount due from related parties	10,557,240	10,557,240	10,557,240	-
Total undiscounted financial assets	14,271,705	14,271,705	14,271,705	-

Financial liabilities
Trade and other payables	2,184,619	2,184,619	2,184,619	-
Lease liabilities	28,500	29,000	29,000	-
Amount due to related parties	1,311,390	1,311,390	1,311,390	-
Amount due to a former director	111,459	111,459	111,459	-
Borrowings	4,261,290	4,261,290	2,677,856	1,583,434
Total undiscounted financial liabilities	7,897,258	7,897,758	6,314,324	1,583,434

Total net undiscounted financial assets/(liabilities)	6,374,447	6,373,947	7,957,381	(1,583,434)